Material accounting policy information (Policies)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Compliance with International Financial Reporting Standards (“IFRS”)

2.1	Compliance with International Financial Reporting Standards (“IFRS”)

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements of the Group have been prepared on a going concern basis.

The ability of the Group to continue as going concern is dependent on: (Please refer to Note 27)

(i)	the ability of its major shareholder to provide financial support
(ii)	the ability of the Group to generate sufficient and sustainable operating profits and cash flows over the next 12 months from the date of these financial statements to meet its operating and financial obligations as and when they fall due; and
(iii)	the ability of the Group to procure additional financing and to garner the continuous support of its existing financiers.

New and amended standards adopted by the Group

2.2	New and amended standards adopted by the Group

The Group has applied the following amendments for the first time for their annual reporting period commencing July 1, 2024:

●	Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants – Amendments to IAS 1;
●	Lease Liability in Sale and Leaseback – Amendments to IFRS 16; and
●	Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7.

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

New standards and interpretations not yet adopted

2.3	New standards and interpretations not yet adopted

Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for June 30, 2025 reporting periods and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

Revenue from contracts with customers

2.4	Revenue from contracts with customers

The Group is in the business of providing medical services to patients. Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. Revenue is presented net of goods and services tax, rebates, and discounts.

Revenue from the rendering of medical services is recognized at the point in time when the entity satisfies the performance obligation by transferring a promised good or service to the customer, which is when the customer obtains control of the good or service. This is generally when the significant acts have been completed, ie, upon the completion of consultations, clinical treatments, medical tests and operations. The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The amount of revenue recognized is the amount allocated to the satisfied performance obligation.

Transaction price is the amount of consideration in the contract to which the Group expects to be entitled in exchange for transferring the promised goods or services. In determining the transaction price for the rendering of medical services the Group considers the effects of variable consideration. Contracts with customers normally does not include any contractual adjustment such as right of return, volume discount etc. In rare circumstances where consideration is variable, the Group estimates the amount of consideration to which it will be entitled in exchange for rendering of service to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

Segment reporting

2.5	Segment reporting

Operating segments are reported in a manner consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major clients in the consolidated financial statements for detailing the Group’s business segments. Based on the criteria established, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in Singapore, no geographical segments are presented.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

Government grants

2.6	Government grants

Grants from the government are recognized as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.

Government grants receivable are recognized as income over the periods necessary to match them with the related costs which they are intended to compensate, on a systematic basis. Government grants relating to expenses are shown separately as other income.

Government grants relating to assets are deducted against the carrying amount of the assets.

Basis of consolidation

2.7	Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. The financial statements of the subsidiaries used in the preparation of the consolidated financial statements are prepared as of the same reporting date as the Company. Consistent accounting policies are applied to like transactions and events in similar circumstances.

(a)	Subsidiaries

(i)	Consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on that control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealized gains on transactions between group entities are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group. Deferred tax relief on unrealized intra-Group profit is accounted for only to the extent that it is considered recoverable.

Non-controlling interests comprise the portion of a subsidiaries’ net results of operations and its net assets, which is attributable to the interests that are not owned directly or indirectly by the equity holders of the Group. They are shown separately in the consolidated statement of profit or loss and other comprehensive income, statement of changes in equity, and statement of financial position. Total comprehensive income is attributed to the non-controlling interests based on their respective interests in a Subsidiaries, even if this results in the non-controlling interests having a deficit balance.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.7	Group accounting (Continued)

(ii)	Acquisitions

The acquisition method of accounting is used to account for business combinations entered into by the Group.

The consideration transferred for the acquisition of a subsidiary or business comprises the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred also includes any contingent consideration arrangement and any pre-existing equity interest in the subsidiaries measured at their fair values at the acquisition date.

The fair value of contingent consideration liabilities is reassessed at each balance sheet date with changes recognized in the income statement. Payments of contingent consideration reduce the balance sheet liability and as a result are not recorded in the income statement. The part of each payment relating to the original estimate of the fair value of the contingent consideration on acquisition is reported within investing activities in the cash flow statement and the part of each payment relating to the increase in the liability since the acquisition date is reported within operating cash flows.

Where the consideration transferred, together with the noncontrolling interest, exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill. The costs of effecting an acquisition are charged to the income statement in the period in which they are incurred.

Goodwill is capitalized as a separate item in the case of subsidiaries and as part of the cost of investment in the case of joint ventures and associates. Goodwill is denominated in the currency of the operation acquired.

Where the cost of acquisition is below the Group’s interest in the net assets acquired, the difference is recognized directly in the income statement.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.7	Group accounting (Continued)

(a)	Subsidiaries (Continued)

(ii)	Acquisitions (Continued)

Where not all of the equity of a subsidiary is acquired the noncontrolling interest is recognized either at fair value or at the non-controlling interest’s share of the net assets of the subsidiary, on a case-by-case basis. Changes in the Group’s ownership percentage of subsidiaries are accounted for within equity.

Acquisition-related costs are expensed as incurred.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date.

On an acquisition-by-acquisition basis, the Group recognizes any non-controlling interest in the acquiree at the date of acquisition either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.

The excess of (a) the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the (b) fair value of the identifiable net assets acquired is recorded as goodwill.

(iii)	Disposal

When a change in the Group’s ownership interest in a subsidiary result in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognized. Amounts previously recognized in other comprehensive income in respect of that entity are also reclassified to profit or loss or transferred directly to retained earnings if required by a specific Standard.

Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognized in profit or loss.

(b)	Transactions with non-controlling interests

Changes in the Group’s ownership interest in a subsidiary that do not result in a loss of control over the subsidiaries are accounted for as transactions with equity owners of the Company. Any difference between the change in the carrying amounts of the non-controlling interest and the fair value of the consideration paid or received is recognized within equity attributable to the equity holders of the Company.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

Property and equipment

2.8	Property and equipment

All items of property and equipment are initially recorded at cost. Subsequent to recognition, property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. The cost of property and equipment includes its purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Dismantlement, removal or restoration costs are included as part of the cost of property and equipment if the obligation for dismantlement, removal or restoration is incurred as a consequence of acquiring or using the property and equipment.

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Useful lives
Machinery	3 years
Furniture and Fittings	3 years
Medical equipment	3 years
Renovation	5 years
Air conditioner	3 years
Computer and office equipment	3 years
Software	3 years

The residual values, estimated useful lives and depreciation method of property and equipment are reviewed, and adjusted prospectively, if appropriate.

Fully depreciated assets are retained in the consolidated financial statements until they are no longer in use.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset is included in profit or loss in the year the asset is derecognized.

Subsequent expenditure relating to property and equipment that has already been recognized is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognized in profit or loss when incurred.

On disposal of an item of property and equipment, the difference between the disposal proceeds and its carrying amount is recognized in profit or loss within “other losses”. Any amount in revaluation reserve relating to that item is transferred to retained profits directly.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

Financial instruments

2.9	Financial instruments

(a)	Financial assets

Initial recognition and measurement

Financial assets are recognized when, and only when the entity becomes party to the contractual provisions of the instruments.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Trade receivables are measured at the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third party, if the trade receivables do not contain a significant financing component at initial recognition.

Subsequent measurement

Investments in debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset. The three measurement categories for classification of debt instruments are amortized cost, fair value through other comprehensive income (FVOCI) and FVPL. The Group only has debt instruments at amortized cost.

Financial assets that are held for the collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Financial assets are measured at amortized cost using the effective interest method, less impairment. Gains and losses are recognized in profit or loss when the assets are derecognized or impaired, and through the amortisation process.

Investments in equity instruments

On initial recognition of an investment in equity instrument that is not held for trading, the Group may irrevocably elect to present subsequent changes in fair value in other comprehensive income which will not be reclassified subsequently to profit or loss. Dividends from such investments are to be recognized in profit or loss when the Group’s right to receive payments is established. For investments in equity instruments which the Group has not elected to present subsequent changes in fair value in other comprehensive income, changes in fair value are recognized in profit or loss.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.9	Financial instruments (Continued)

(a)	Financial assets (Continued)

Derecognition

A financial asset is derecognized where the contractual right to receive cash flows from the asset has expired. On derecognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognized in other comprehensive income for debt instruments is recognized in profit or loss.

(b)	Financial liabilities

Initial recognition and measurement

Financial liabilities are recognized when, and only when, the Group becomes a party to the contractual provisions of the financial instrument. The Group determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value plus in the case of financial liabilities not at FVPL, directly attributable transaction costs.

Subsequent measurement

After initial recognition, financial liabilities that are not carried at FVPL are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in profit or loss when the liabilities are derecognized, and through the amortisation process.

Borrowings

Borrowings are presented as current liabilities unless the Group has an unconditional right to defer settlement for at least 12 months after the balance sheet date, in which case they are presented as non-current liabilities.

Borrowings are initially recognized at fair value (net of transaction costs) and subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.9	Financial instruments (Continued)

(b)	Financial liabilities

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. On derecognition, the difference between the carrying amounts and the consideration paid is recognized in profit or loss.

Impairment of financial assets

2.10	Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized for credit losses expected over the remaining life of the exposure, irrespective of timing of the default (a lifetime ECL).

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect debtors’ ability to pay.

The Group considers a financial asset in default when contractual payments are 30 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Cash and cash equivalents

2.11	Cash and cash equivalents

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents include cash on hand, deposits with financial institutions which are subject to an insignificant risk of change in value, and bank overdrafts. Bank overdrafts are presented as current borrowings on the balance sheet. For cash subjected to restriction, assessment is made on the economic substance of the restriction and whether they meet the definition of cash and cash equivalents.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

Inventories

2.12	Inventories

Inventories are stated at the lower of cost and net realisable value, Cost is calculated using the weighted average basis and includes all costs of purchase and other costs incurred in bringing the inventories to their present location and condition. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Where necessary, allowance is provided for damaged, obsolete and slow-moving item to adjust the carrying value of inventories to the lower of cost and net realisable value.

Offsetting of financial instruments
2.13	Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Provisions

2.14	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic resources will be required to settle the obligation, the provision is reversed. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Asset Retirement Obligation

The Group recognizes a liability and capitalize an expense in property and equipment if the Group has a present legal or constructive obligation to reinstate the leased premises to their original state upon expiry of the lease. The provision is made based on management’s best estimate of the expected costs to be incurred to reinstate the leased premises to their original state. The capitalized provision for reinstatement costs in property and equipment is amortized over the period of the lease.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

Impairment of non-financial assets

2.15	Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, (or, where applicable, when an annual impairment testing for an asset is required), the Group makes an estimate of the asset’s recoverable amount.

The carrying values of all non-current assets are reviewed for impairment, either on a stand-alone basis or as part of a larger cash generating unit, when there is an indication that the assets might be impaired. Additionally, goodwill and intangible assets which are not yet available for use are tested for impairment annually.

Impairments of goodwill are not reversed.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs of disposal and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets. Where the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Impairment losses are recognized in profit or loss.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increase cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized previously. Such reversal is recognized in profit or loss.

Taxes

2.16	Taxes

(a)	Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authority. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Current income taxes are recognized in profit or loss except to the extent that the tax relates to items recognized outside profit or loss, either in other comprehensive income or directly in equity. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.16	Taxes (Continued)

(b)	Deferred tax

Deferred tax is provided using the liability method on temporary differences at the end of the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

(c)	Goods and Services Tax (“GST”)

Revenues, expenses and assets are recognized net of the amount of GST except:

●	where the GST incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the GST is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

●	receivables and payables that are stated with the amount of GST included.

The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

Leases

2.17	Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

(a)	As lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities representing the obligations to make lease payments and right-of-use assets representing the right to use the underlying leased assets.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.17	Leases (Continued)

(a)	As lessee (Continued)

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment. The accounting policy for impairment is disclosed in Note 2.15.

The Group’s right-of-use assets are presented in Note 9.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g. changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.17	Leases (Continued)

(a)	As lessee (Continued)

Lease liabilities (Continued)

The Group’s lease liabilities are included in borrowings (Note 15).

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of office premises (i.e. those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Lease payments on short-term leases are recognized as expense on a straight-line basis over the lease term. The Group has no lease of low-value assets for the year.

Currency translation

2.18	Currency translation

(a)	Functional and presentation currency

Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The consolidated financial statements are presented in Singapore Dollar, which is the functional currency of the Group.

(b)	Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the end of balance sheet date are recognized in profit or loss. Monetary items include primarily financial assets (other than equity investments), contract assets and financial liabilities.

When a foreign operation is disposed of or any loan forming part of the net investment of the foreign operation is repaid, a proportionate share of the accumulated currency translation differences is reclassified to profit or loss, as part of the gain or loss on disposal.

Foreign exchange gains and losses that relate to borrowings are presented in the income statement within “finance expense”. All other foreign exchange gains and losses impacting profit or loss are presented in the income statement.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.18	Currency translation (Continued)

(b)	Transactions and balances (Continued)

Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

(c)	Translation of Group entities’ financial statements

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities are translated at the closing exchange rates at the reporting date;

(ii)	income and expenses are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates of the transactions); and

(iii)	all resulting currency translation differences are recognized in other comprehensive income and accumulated in the currency translation reserve. These currency translation differences are reclassified to profit or loss on disposal or partial disposal with loss of control of the foreign operation.

Goodwill and fair value adjustments arising on the acquisition of foreign operations are treated as assets and liabilities of the foreign operations and translated at the closing rates at the reporting date.

Translations of the consolidated balance sheets, consolidated statement of profit or loss and comprehensive income, consolidated statement of changes in shareholders’ equity and consolidated statements of cash flows from S$ into US$ as of and for the year ended June 30, 2025 are solely for the convenience of the reader and were calculated at the rate of S$1 = US$1.2719, as set forth in the statistical release of the Federal Reserve System on June 30, 2025. No representation is made that the S$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2025, or at any other rate.

Employee benefits

2.19	Employee benefits

(a)	Defined contribution plans

The Group makes contributions to the Central Provident Fund scheme in Singapore, a defined contribution pension scheme. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.19	Employee benefits (Continued)

(b)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Derivative financial instruments

2.20	Derivative financial instruments

A derivative financial instrument for which no hedge accounting is applied is initially recognized at its fair value on the date the contract is entered into and is subsequently carried at its fair value. Changes in its fair value are recognized in profit or loss. The Group does not apply hedge accounting for its derivative financial instruments.

Earnings per share

2.21	Earnings per share

Basic earnings per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period presented. Diluted income per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Share capital

2.22	Share capital

Proceeds from issuance of ordinary shares are recognized as share capital in equity. Incremental costs directly attributable to the issuance of ordinary shares are deducted against share capital.

Merger reserve

2.23	Merger reserve

In a business combination under common control, any difference between the consideration paid and the carrying amounts of assets and liabilities received is presented as a change within equity and recorded under merger reserves.

Deferred Offering cost

2.24	Deferred Offering cost

The Company defers specific incremental costs directly attributable to an equity securities offering. These costs will be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. If the Company does not complete the initial public offering, the deferred costs of the aborted offering will be deferred and charged against the proceeds of a subsequent offering.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

2.	Material accounting policy information (Continued)

2.24	Deferred offering cost (Continued)

Any costs related to an aborted offering will be expensed in the period in which the Company elects to abort the offering.

Prior to the completion of the initial public offering, deferred offering costs, which mainly consist of direct incremental legal, auditing, accounting, consulting, and other fees relating to the initial public offering, are capitalized on the consolidated balance sheets.

Dividend to Company’s shareholders
2.25	Dividend to Company’s shareholders
Dividends to the Company’s shareholders are recognized when the dividends are approved for payment.